Convertible Debt (Details) (USD $)	12 Months Ended			2 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Feb. 28, 2014 Bridge Warrants [Member]	Dec. 31, 2012 Convertible Debt [Member] 2012 Tranche 1 Bridge Notes [Member]	Dec. 31, 2013 Convertible Debt [Member] 2012 Tranche 1 Bridge Notes [Member]	Dec. 31, 2013 Convertible Debt [Member] 2012 Tranche 2 Bridge Notes [Member]	Dec. 31, 2013 Convertible Debt [Member] 2012 Bridge Notes [Member]	Dec. 31, 2012 Convertible Debt [Member] 2012 Bridge Notes [Member]	May 20, 2013 Convertible Debt [Member] 2012 Bridge Notes [Member]	Dec. 31, 2013 Convertible Debt [Member] 2013 Bridge Notes [Member]
Debt Instrument [Line Items]
Principal amount					$ 3,311,546		$ 2,000,000				$ 5,000,000
Stated interest rate					5.00%	10.00%	10.00%				10.00%
Maturity date					Nov. 12, 2013		Nov. 12, 2013				Jul. 15, 2014
Conversion discount									5
Principal outstanding									3,311,546
Accrued interest									42,475
Unrealized appreciation									174,292
Fair value of convertible notes	5,062,417	3,528,313							3,528,313	6,490,071	5,062,417
Conversion of convertible debt	6,490,071
Shares issued								3,090,524
Warrants issued								388,435
Exercise Price				1.00
Additional paid-in capital adjustment for equity component								$ 136,380
Shares issued, price per share				$ 1.00
Number of shares called by warrants				2,500,000
Warrant term				3 years